Shareholder Report	6 Months Ended
Oct. 31, 2025 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSRS
Amendment Flag	false
Registrant Name	BNY Mellon Absolute Insight Funds, Inc.
Entity Central Index Key	0001635295
Entity Investment Company Type	N-1A
Document Period End Date	Oct. 31, 2025
C000195447 [Member]
Shareholder Report [Line Items]
Fund Name	BNY Mellon Core Plus Fund
Class Name	Class Y
Trading Symbol	DCPYX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about BNY Mellon Core Plus Fund (the “Fund”) for the period of May 1, 2025 to October 31, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at bny.com/investments/literaturecenter. You can also request this information by calling 1-800-373-9387 (inside the U.S. only) or by sending an e-mail request to info@bny.com.
Additional Information Phone Number	1-800-373-9387
Additional Information Email	info@bny.com
Additional Information Website	bny.com/investments/literaturecenter
Expenses [Text Block]
What were the Fund’s costs for the last six months ?
(based on a hypothetical $10,000 investment)
Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class Y	$21	0.40%*
*	Annualized.

Expenses Paid, Amount	$ 21
Expense Ratio, Percent	0.40%	[1]
Net Assets	$ 2,557,000,000
Holdings Count | Holding	723
Investment Company Portfolio Turnover	51.38%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (AS OF 10/31/25 )
Fund Size (Millions)	Number of Holdings	Portfolio Turnover
$2,557	723	51.38%

Holdings [Text Block]	Portfolio Holdings (as of 10/31/25 ) Sector Allocation (Based on Net Assets) Allocation of Holdings (Based on Net Assets)
C000195446 [Member]
Shareholder Report [Line Items]
Fund Name	BNY Mellon Core Plus Fund
Class Name	Class I
Trading Symbol	DCPIX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about BNY Mellon Core Plus Fund (the “Fund”) for the period of May 1, 2025 to October 31, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at bny.com/investments/literaturecenter. You can also request this information by calling 1-800-373-9387 (inside the U.S. only) or by sending an e-mail request to info@bny.com.
Additional Information Phone Number	1-800-373-9387
Additional Information Email	info@bny.com
Additional Information Website	bny.com/investments/literaturecenter
Expenses [Text Block]
What were the Fund’s costs for the last six months ?
(based on a hypothetical $10,000 investment)
Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I*	$23	0.45%**
*
During the period, fees were waived and/or expenses reimbursed pursuant to an agreement with the Fund’s investment adviser, BNY Mellon Investment Adviser, Inc. If this agreement is not extended in the future, expenses could be higher.

**	Annualized.

Expenses Paid, Amount	$ 23	[2]
Expense Ratio, Percent	0.45%	[2],[3]
Net Assets	$ 2,557,000,000
Holdings Count | Holding	723
Investment Company Portfolio Turnover	51.38%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (AS OF 10/31/25 )
Fund Size (Millions)	Number of Holdings	Portfolio Turnover
$2,557	723	51.38%

Holdings [Text Block]	Portfolio Holdings (as of 10/31/25 ) Sector Allocation (Based on Net Assets) Allocation of Holdings (Based on Net Assets)
C000195445 [Member]
Shareholder Report [Line Items]
Fund Name	BNY Mellon Core Plus Fund
Class Name	Class C
Trading Symbol	DCPCX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about BNY Mellon Core Plus Fund (the “Fund”) for the period of May 1, 2025 to October 31, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at bny.com/investments/literaturecenter. You can also request this information by calling 1-800-373-9387 (inside the U.S. only) or by sending an e-mail request to info@bny.com.
Additional Information Phone Number	1-800-373-9387
Additional Information Email	info@bny.com
Additional Information Website	bny.com/investments/literaturecenter
Expenses [Text Block]
What were the Fund’s costs for the last six months ?
(based on a hypothetical $10,000 investment)
Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C*	$74	1.45%**
*
During the period, fees were waived and/or expenses reimbursed pursuant to an agreement with the Fund’s investment adviser, BNY Mellon Investment Adviser, Inc. If this agreement is not extended in the future, expenses could be higher.

**	Annualized.

Expenses Paid, Amount	$ 74	[4]
Expense Ratio, Percent	1.45%	[4],[5]
Net Assets	$ 2,557,000,000
Holdings Count | Holding	723
Investment Company Portfolio Turnover	51.38%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (AS OF 10/31/25 )
Fund Size (Millions)	Number of Holdings	Portfolio Turnover
$2,557	723	51.38%

Holdings [Text Block]	Portfolio Holdings (as of 10/31/25 ) Sector Allocation (Based on Net Assets) Allocation of Holdings (Based on Net Assets)
C000195444 [Member]
Shareholder Report [Line Items]
Fund Name	BNY Mellon Core Plus Fund
Class Name	Class A
Trading Symbol	DCPAX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about BNY Mellon Core Plus Fund (the “Fund”) for the period of May 1, 2025 to October 31, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at bny.com/investments/literaturecenter. You can also request this information by calling 1-800-373-9387 (inside the U.S. only) or by sending an e-mail request to info@bny.com.
Additional Information Phone Number	1-800-373-9387
Additional Information Email	info@bny.com
Additional Information Website	bny.com/investments/literaturecenter
Expenses [Text Block]
What were the Fund’s costs for the last six months ?
(based on a hypothetical $10,000 investment)
Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A*	$36	0.71%**
*
During the period, fees were waived and/or expenses reimbursed pursuant to an agreement with the Fund’s investment adviser, BNY Mellon Investment Adviser, Inc. If this agreement is not extended in the future, expenses could be higher.

**	Annualized.

Expenses Paid, Amount	$ 36	[6]
Expense Ratio, Percent	0.71%	[6],[7]
Net Assets	$ 2,557,000,000
Holdings Count | Holding	723
Investment Company Portfolio Turnover	51.38%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (AS OF 10/31/25 )
Fund Size (Millions)	Number of Holdings	Portfolio Turnover
$2,557	723	51.38%

Holdings [Text Block]	Portfolio Holdings (as of 10/31/25 ) Sector Allocation (Based on Net Assets) Allocation of Holdings (Based on Net Assets)

[1]	Annualized.
[2]	During the period, fees were waived and/or expenses reimbursed pursuant to an agreement with the Fund’s investment adviser, BNY Mellon Investment Adviser, Inc. If this agreement is not extended in the future, expenses could be higher.
[3]	Annualized.
[4]	During the period, fees were waived and/or expenses reimbursed pursuant to an agreement with the Fund’s investment adviser, BNY Mellon Investment Adviser, Inc. If this agreement is not extended in the future, expenses could be higher.
[5]	Annualized.
[6]	During the period, fees were waived and/or expenses reimbursed pursuant to an agreement with the Fund’s investment adviser, BNY Mellon Investment Adviser, Inc. If this agreement is not extended in the future, expenses could be higher.
[7]	Annualized.